Shareholders’ Deficit (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Shareholders’ Deficit [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, number of votes per share	one
Ordinary shares, shares issued	509,000	509,000
Ordinary shares, shares outstanding	509,000	509,000
Ordinary share subject to possible redemption	18,400,000	18,400,000
Converted basis, percentage	25.00%
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, number of votes per share	one
Ordinary shares, shares issued	4,600,000	4,600,000
Ordinary shares, shares outstanding	4,600,000	4,600,000